Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [text block] [Abstract]
Restricted deposits (in Dollars)	$ 152	$ 152
Discount rate	20.00%	30.00%	28.00%
Description of grants	Grants of $1,108, $871 and $2,425 were approved during 2020, 2019 and 2018, respectively. Grant receivable is $103 and $7 as of December 31, 2020 and 2019, respectively, and is included in prepaid expenses and other current assets in the statements of financial position.